UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10247
                                                     ---------

                             GAM Avalon Galahad, LLC
         ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              135 East 57th Street
                               New York, NY 10002
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kenneth A. Dursht
                                  GAM USA Inc.
                              135 East 57th Street
                               New York, NY 10002
         ---------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-407-4600
                                                            ------------

                        Date of fiscal year end: March 31
                                                 --------

                   Date of reporting period: December 31, 2004
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

GAM AVALON GALAHAD, LLC
SCHEDULE OF INVESTMENTS
AS AT DECEMBER 31, 2004

-------------------------------------------------------------------------------------------------
                                                          % OF
                                                           NET
Fund Name                        COST       FAIR VALUE    ASSETS   LIQUIDITY       OBJECTIVE
------------------------      -----------   -----------   ------   ---------  -------------------
Threadneedle European
  Crescendo Fund, Ltd.        $ 3,925,000   $4,774,815    23.87%    Monthly   Europe Equity Hedge
Adelphi Europe Partners LP      2,850,000    3,189,297    15.94%   Quarterly  Europe Equity Hedge
Sierra Europe LP                2,965,000    3,093,100    15.46%   Quarterly  Europe Equity Hedge
The Keynes Leveraged Fund LP    1,572,359    1,569,843     7.85%    Monthly   Discretionary Macro
                              -----------   -----------   ------   ---------  -------------------

TOTAL                         $11,312,359   $12,627,055   63.12%
                              ===========   ===========   ======


The aggregate cost of investments for tax purposes was $11,271,710. Net unrealized appreciation on investments for tax purposes was $1,355,345 consisting of $1,357,861 of gross unrealized appreciation and $2,516 of gross unrealized depreciation.

No individual investment of investment funds constituted 5% or more of net assets of GAM Avalon Galahad, LLC.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    GAM Avalon Galahad, LLC
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By (Signature and Title)*  /s/ Burkhard Poschadel
                         -------------------------------------------------------
                           Burkhard Poschadel, Chairman
                           (principal executive officer)

Date            February 23, 2005
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Burkhard Poschadel
                         -------------------------------------------------------
                           Burkhard Poschadel, Chairman
                           (principal executive officer)

Date            February 23, 2005
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By (Signature and Title)*  /s/ Kevin Blanchfield
                         -------------------------------------------------------
                           Kevin Blanchfield, Vice President & Treasurer (principal financial officer)

Date            February 23, 2005
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* Print the name and title of each signing officer under his or her signature.